Segment Results - Corporate Divisions - Corporate Bank (Detail) - Corporate Bank [Member] - EUR (€) € in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021 [1]	Jun. 30, 2022	Jun. 30, 2021 [1]
Net revenues [Abstract]
Corporate Treasury Services		€ 962	€ 737	€ 1,878	€ 1,545
Institutional Client Services		394	313	744	628
Business Banking		195	179	390	371
Total net revenues		1,551	1,230	3,012	2,543
Of which [Abstract]
Net interest income		825	543	1,604	1,250
Commission and fee income		622	533	1,191	1,081
Remaining income		104	154	217	213
Provision for credit losses		56	(20)	204	(40)
Noninterest expenses [Abstract]
Compensation and benefits		356	355	708	714
General and administrative expenses		607	640	1,274	1,368
Impairment of goodwill and other intangible assets		0	0	0	0
Restructuring activities		(2)	5	(2)	17
Total noninterest expenses		960	1,000	1,980	2,099
Noncontrolling interests		0	0	0	0
Profit (loss) before tax		534	250	828	485
Total assets	[2]	258,000	245,000	258,000	245,000
Loans gross of allowances for loan losses	[2]	€ 129,000	€ 116,000	€ 129,000	€ 116,000

[1]	Prior year’s comparatives aligned to presentation in the current year
[2]	As of quarter-end